SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 408	$ 132
Less: accumulated deprecation		(139)	(73)
Total property and equipment, net	$ 400	269	59
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		285	87
Leasehold Improvements, Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		36	25
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 87	$ 20